SerenityShares Impact ETF
SerenityShares Impact ETF
Investment Objective
The SerenityShares Impact ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the SSI Impact Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the “Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SerenityShares Impact ETF SerenityShares Impact ETF
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year:	3 Years:
SerenityShares Impact ETF | SerenityShares Impact ETF | USD ($)	51	160

Portfolio Turnover
The SerenityShares Impact ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2018, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategy
The SerenityShares Impact ETF uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

SSI Impact Index

The Index is constructed using a rules-based methodology to create a diversified, investable, modified market capitalization weighted portfolio of U.S.-listed stocks or American Depositary Receipts (“ADRs”) of companies that generate revenues from products or services that address a variety of societal, social, and environmental challenges (“Impact Activities”) related to the following themes:

Pillar	Themes
Environmental Stewardship	1. Environment and climate monitoring 2. Forestry 3. Ocean, seas, and marine environment protection 4. Waste Recycling and Remediation 5. Pollution Control
Resource Scarcity	6. Clean and Sustainable Water Supply 7. Improving Farming and Agriculture Yields 8. Renewable Energy Production 9. Energy Efficiency
Societal	10. Information / Knowledge Access 11. Community Building 12. Initiatives to Bring Cultures and People Together 13. Senior Housing and Care 14. Safety and Security
Living a Healthy Lifestyle	15. Healthy, Organic, Natural Foods 16. Access to Local Health Services
New Initiatives	17. Green Transportation / Technologies 18. Assisting the Elderly and Disabled
Empowerment	19. Loans to Small and Micro Enterprises 20. Education Infrastructure

Construction of the Index begins with the universe of all stocks and ADRs listed on the New York Stock Exchange or NASDAQ. Stocks and ADRs of companies whose primary business is from tobacco, alcohol, fossil fuel exploration and production, firearms, or offensive military weapons are excluded from the Index.

On an annual basis, SSI Indexes LLC (the “Index Provider”), an affiliate of the Fund’s investment adviser, conducts a review of company regulatory filings and registration statements, media reports, third-party industry and analyst research, and holdings of foundations and pension funds with a mandate to invest in environmental, social, and governance (ESG) or impact initiatives to identify companies whose principal business activities directly impact, improve, or operate toward solutions or improvements with respect to the aforementioned pillars/themes. The resultant list represents the universe of eligible securities.

All companies in the universe of eligible securities that have a minimum market capitalization of $1.5 billion and meet minimum trading volume requirements are included in the Index.

Each company is limited to a maximum weight of 3.5% and a minimum weight of 0.5% at the time of each rebalance. In circumstances where a constituent exceeds this maximum, its weight will be reduced and the balance will be proportionately redistributed among the other constituents. Additionally, each theme’s weighting is limited to 20% at the time of each rebalance. In circumstances where a theme exceeds this maximum, the constituents in that theme with the smallest market capitalization will be removed and the balance will be proportionately redistributed until the theme’s weighting is reduced to 20% or below and no company exceeds a 3.5% weighting. In instances where a company operates in more than one theme and a 20% theme weight limit is exceeded, a proportional weighting based on revenue will be applied.

The Index is generally expected to be composed of between 75 and 150 U.S.-listed common stocks and ADRs. The Index is rebalanced quarterly on the next to last business day of March, June, September, and December and reconstituted annually in each September. After applying the rules during each annual reconstitution, all themes may not necessarily be represented.

The Index was established in 2017 and is owned by the Index Provider.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Fund’s sub-adviser believes will help the Fund track the Index.  For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Investment Risks
All investments carry a certain amount of risk and the SerenityShares Impact ETF cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

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ADR Risk. ADRs involve risks similar to those associated with investments in foreign companies and certain additional risks. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

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Foreign Securities Risk. The Fund may invest in ADRs representing shares of non-U.S. companies. Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be enhanced for securities of companies organized in emerging market nations.

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Impact Investment Risk.  Because the methodology of the Index selects securities of issuers for non-financial reasons, the Fund may underperform the broader equity market or other funds that do not utilize impact criteria when selecting investments.

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Limited Operating History Risk. The Fund is a recently organized, diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

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Passive Investment Risk. The Fund invests in the securities included in, or representative of, its’ Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

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REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

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Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors and could be negatively impacted by events affecting such sectors.

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Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.

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Industrials Sector Risk. The industrials sector can be significantly affected by supply and demand both for their specific product or service and for industrials sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.

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Shares May Trade at Prices Other Than Net Asset Value (“NAV”). As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s net asset value per share (“NAV”), there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines.

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Smaller Companies Risk. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of smaller companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.

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Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
The SerenityShares Impact ETF commenced operations in 2017 and does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.serenityshares.com.